SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Debt Instrument [Line Items]
Number of operating segment | Segment	1
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	299,249	265,085	336,857
Earnings per share - Diluted | $ / shares	$ 4.28	$ 4.43	$ 3.12
Remaining Performance Obligations	$ 65,509
Deferred revenues	41,978
Uncollected amounts of deferred revenue	23,531
Revenues recognized from deferred revenues	27,065	$ 12,924	$ 3,651
Research and development grants recognized	$ 3,061	$ 3,064	$ 4,395
Debt Instrument, Interest Rate, Effective Percentage	0.70%
Capitalized implementation costs	$ 2,463
Previously Reported [Member]
Debt Instrument [Line Items]
Earnings per share - Diluted | $ / shares		$ 4.4
Convertible senior notes [Member]
Debt Instrument [Line Items]
Dilutive securities excluded from diluted earnings per share | shares			2,055,641
Issuance costs of liability	5,894
Issuance costs of equity components	$ 518
Debt Instrument, Interest Rate, Effective Percentage	2.365%